Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

	For the six months ended June 30, 2022	For the six months ended June 30, 2023	For the six months ended June 30, 2023
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expenses	(286,789)	(52,912)	(7,640)
Deferred income tax benefits	786,966	-	-
Income tax expenses	500,177	(52,912)	(7,640)

Schedule of deferred tax assets and liabilities

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Deferred tax assets:
Net operating loss carryforwards	12,761,717	12,761,717	1,766,132
Allowance for doubtful accounts	1,442,884	1,442,884	199,685
Less: valuation allowance	(14,204,601)	(14,204,601)	(1,965,817)
Deferred tax assets, net	-	-	-
Deferred tax liabilities:	-	-	-
Recognition of intangible assets arising from business combinations	1,679,063	1,679,063	232,370
Total deferred tax liabilities, net	1,679,063	1,679,063	232,370

Schedule of Taxes payable

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
VAT taxes payable	41,182	(46,296)	(6,407)
Income taxes payable	320,316	103,845	14,371
Other taxes payable	24,098	14,899	2,062
Totals	385,596	72,448	10,026